Stockholders' equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' equity

Note 12: Stockholders’ equity

Pre-emergence Common Stock

Our Amended and Restated Certificate of Incorporation filed April 12, 2010, created seven classes of $0.01 par value per share common stock, classes A through G, with the rights and preferences summarized below. The class A common stock carries standard voting, dividend and liquidation rights. The class B, C and D common stock was issued to our existing stockholders, with a separate class issued to each stockholder. The class E and class F common stock was issued to CCMP. One share of class G common stock was issued to two existing stockholders.

On January 13, 2014, CHK Energy Holdings Inc. (“CHK Energy Holdings”), an indirect wholly owned subsidiary of Chesapeake Energy Corporation (“Chesapeake”), sold all of its equity interest in us to Healthcare of Ontario Pension Plan Trust Fund. The 279,999 class D shares and one class G share owned by CHK Energy Holdings automatically converted to class A common stock and all associated rights with the class D and class G common stock were terminated.

Effective April 12, 2010, we implemented a Stockholders Agreement to provide for certain general rights and restrictions, including board observer rights, informational rights, general restrictions on transfer of common stock, tag-along rights, preemptive rights, registration rights following a Qualified IPO and, subject to certain limited exceptions, prohibitions on the sale or acquisition of our common stock that would result in a change of control, as such term is defined under the indentures for our Senior Notes. The Stockholders Agreement was amended and restated on January 12, 2014 in conjunction with the sale of Chesapeake’s ownership interest in us to Healthcare of Ontario Pension Plan Trust Fund. Since the respective rights under the different classes of common stock generally relate to capital transactions that are outside the ordinary course of business, such transactions have been under purview of the Bankruptcy Court during the pendency of the Chapter 11 Cases rather than at the discretion of the existing stockholders.

On the Effective Date, all existing common stock of the Predecessor was cancelled and each holder of such stock did not receive any distribution or retain any property on account of their stock interest.

Post-emergence Common Stock

On the Effective Date, we issued or reserved for issuance a total of 45,000,000 shares of Successor common stock consisting of 37,125,000 shares of Class A common stock and 7,875,000 shares Class B common stock pursuant to our Reorganization Plan and our new organizational documents. The new Class A shares and Class B shares have identical economic and voting rights, except that the new Class B shares shall be subject to certain redemption provisions in the event the Company undertakes an initial public offering.

Summary of changes in common stock

The following is a summary of the changes in our common shares outstanding during the years ended December 31, 2016, 2015 and 2014.

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Total
Shares issued at January 1, 2014	70,117	357,882	209,882	279,999	504,276	1	3	1,422,160
Stock transfers (1)	293,023	(13,023)	—	(279,999)	—	—	(1)	—
Restricted stock issuance	15,278	—	—	—	—	—	—	15,278
Restricted stock repurchased	(2,025)	—	—	—	—	—	—	(2,025)
Restricted stock forfeited	(11,497)	—	—	—	—	—	—	(11,497)

Shares issued at December 31, 2014	364,896	344,859	209,882	—	504,276	1	2	1,423,916
Restricted stock issuance	1,209	—	—	—	—	—	—	1,209
Restricted stock repurchased	(5,725)	—	—	—	—	—	—	(5,725)
Restricted stock forfeited	(15,091)	—	—	—	—	—	—	(15,091)

Shares issued at December 31, 2015	345,289	344,859	209,882	—	504,276	1	2	1,404,309
Restricted stock issuance	—	—	—	—	—	—	—	—
Restricted stock repurchased	(2,597)	—	—	—	—	—	—	(2,597)
Restricted stock forfeited	(9,006)	—	—	—	—	—	—	(9,006)

Shares issued at December 31, 2016	333,686	344,859	209,882	—	504,276	1	2	1,392,706

(1)	In this transaction, Healthcare of Ontario Pension Plan Trust Fund (“HOOPP”) purchased 280,000 shares of Class A common stock converted from Class D and Class G common stock held by CHK Energy Holdings, Inc. (“CHK Energy Holdings”) on January 13, 2014. An additional 15,078 shares of Class A common stock was purchased by HOOPP from various other stockholders of which 13,023 shares were converted from Class B common stock.